BASIC AND DILUTED INCOME PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
BASIC AND DILUTED INCOME PER SHARE
21. BASIC AND DILUTED INCOME PER SHARE
Basic net income per share is calculated by dividing net income by the weighted average number of ordinary shares outstanding during the year (amounts are in USD thousand except shares and per share amounts).

	Year ended December 31,
	2024	2023	2022
Net income for the period attributable to shareholders	30,679	18,260	2,390
Weighted-average number of ordinary shares, basic	36,034,115	37,083,262	35,828,204
Net income per share attributable to shareholders, basic	0.85	0.49	0.07

Net income for the period attributable to shareholders	30,679	18,260	2,390
Weighted-average number of ordinary shares, diluted	36,337,349	38,542,166	38,212,108
Net income per share attributable to shareholders, diluted	0.84	0.47	0.06

The calculation of diluted income per share has been based on the following weighted-average number of ordinary shares outstanding after adjustment for the effect of all dilutive potential ordinary shares:

	Year ended December 31,
	2024	2023	2022
Weighted-average number of ordinary shares, basic	36,034,115	37,083,262	35,828,204
Effect of share options and warrants on issue	297,347	495,252	1,003,403
Effect of contingently issuable ordinary shares related to business combinations	—	963,652	1,380,501
Unvested ordinary shares	5,887	—	—
Weighted-average number of ordinary shares, diluted	36,337,349	38,542,166	38,212,108

Share warrants, share options and RSUs to purchase or acquire 5,834,519, 5,852,864 and 5,562,984 ordinary shares were outstanding at December 31, 2024, 2023 and 2022, respectively, that could potentially be dilutive in the future (Note 12).

At December 31, 2024, 4,609,353 options (2023: 4,771,770; 2022: 4,744,760) and 605,944 restricted share units (2023: Nil; 2022: Nil) were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive. At December 31, 2024, there were no contingently issuable ordinary shares that were excluded from the diluted weighted-average number of ordinary shares calculation (December 31, 2023: nil; December 31, 2022: 617,322).
For disclosures regarding the number of outstanding shares, see Note 10.